Consolidated Balance Sheets (Parenthetical) - $ / shares			3 Months Ended		12 Months Ended
	Apr. 13, 2020	Apr. 13, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value			$ 0.001		$ .001	$ .001
Preferred stock, shares authorized			10,000,000		10,000,000	10,000,000
Common stock, par value			$ 0.498		$ 0.498	$ 0.498
Common stock, shares authorized	900,000,000	900,000,000	900,000,000		900,000,000	900,000,000
Common stock, shares issued			17,875,488	570,859,333	16,871,351
Common stock, shares outstanding			17,875,488	570,859,333	16,871,351
Reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split
Series E Preferred Stock [Member]
Preferred stock, shares authorized			6,000,000		6,000,000
Preferred stock, shares issued			5,000,000		5,000,000	6,000,000
Preferred stock, shares outstanding			5,000,000		5,000,000	6,000,000
Series F Preferred Stock [Member]
Preferred stock, shares authorized						10,000
Preferred stock, shares issued			10,000		10,000	10,000
Preferred stock, shares outstanding			10,000		10,000	10,000